COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Bank guarantees	$ 25,410	$ 27,890
Income from OCS grants	1,318	1,092	$ 599
Non cancelable purchase obligation	1,638
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	1,175	1,174	1,568
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 3,797	$ 5,426	$ 8,182